Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net earnings		$ 259,285	$ 135,550	[1]
Available-for-sale investments – gain (loss) in fair value *	[2]	32,474	(2,095)
Available-for-sale investments – reclassified to net earnings		(37,090)	4,394
Foreign operations – unrealized foreign currency translation differences		(189,012)	22,969
Cash flow hedges – effective portion of changes in fair value	[3]	(151,311)	50,865
Cash flow hedges – reclassified to net earnings	[3]	160,069	(42,263)
Other comprehensive (loss) income		(184,870)	33,870
Total comprehensive income		74,415	169,420
Total comprehensive income (loss) attributable to
Shareholders of The Stars Group Inc.		74,361	170,014
Non-controlling interest		54	(594)
Total comprehensive income		$ 74,415	$ 169,420

[1]	See notes 5 and 6 for further details on reclassifications.
[2]	Net of income
[3]	† Net of income tax of $nil for the year ended December 31, 2017 (December 31, 2016 - $nil)